787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 24, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Credit Suisse Trust
                                                Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                                                Securities Act File No. 33-58125
                                                Investment Company Act File No. 811-07261

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 31 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 32 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The Amendment is being filed to bring the prospectuses of the Trust’s three series, Commodity Return Strategy Portfolio, International Equity Flex III Portfolio and U.S. Equity Flex I Portfolio (collectively, the “Portfolios”), into compliance with the requirements of amended Form N-1A.  The Amendment also commences the annual updating of the Portfolios’ prospectuses and Statements of Additional Information (the “SAIs”).

The principal changes made in the Amendment to the Portfolios’ current prospectuses are to revise the summary section of each prospectus pursuant to amended Form N-1A.  The remaining sections of the prospectuses contained in the Amendment are substantially similar to the Portfolios’ current prospectuses and the SAIs contained in the Amendment are substantially similar to the Portfolios’ current SAIs.  Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 1, 2010 pursuant to Rule 485(a)(1) under the 1933 Act.  Prior to that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference its audited financial statements for the fiscal

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

year ended December 31, 2009, contain updated performance information and file the consent of the Trust’s independent registered public accounting firm.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:                                 J. Kevin Gao, Credit Suisse Asset Management, LLC
                                                Rose F. DiMartino, Willkie Farr & Gallagher LLP